DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenues	$ 14,187	$ 95,773	$ 86,503
Net loss	$ (1,800)	$ (166,679)	$ (13,803)